Leases (Tables)	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Schedule of Right-of-Use Assets	Right-of-use assets
		Spain			Israel
	Italy	Subsidized Solar Plants	28 MW Solar	Talasol Solar	Pumped Storage	USA	Total
	€ in thousands
Cost

Balance as at January 1, 2025	13,201	958	1,388	7,340	9,619	1,809	34,315
Additions	7,375	-	-	-	-	867	8,242
Depreciation for the period	(337)	(44)	(22)	(239)	(224)	(33)	(899)
Other	-	(21)	45	182	55	-	261
Effect of changes in exchange rates	-	-	-	-	(382)	(236)	(618)
Balance as at June 30, 2025	20,239	893	1,411	7,283	9,068	2,407	41,301

Schedule of Maturity Analysis of Company's Lease Liabilities

Maturity analysis of the Company’s lease liabilities

June 30, 2025
€ in thousands
Less than one year	791
One to five years	3,912
More than five years	29,041

Total	33,744

Current maturities of lease liability	791

Long-term lease liability	32,953